Overview	12 Months Ended
Dec. 31, 2013
Overview [Abstract]
Overview

1 - OVERVIEW

The Company

In these consolidated financial statements, references to “Calpian,” “Company,” “we,” “us,” and “our” refer to Calpian, Inc. (“CLPI”) and its subsidiary, Calpian Commerce, Inc. (“CCI”), unless the context requires otherwise.

We are in the business of acquiring recurring monthly residual income streams derived from credit card processing fees paid by retail merchants in the United States (“residual portfolios”). Small and medium-sized retail merchants typically buy their credit card processing and acquiring services from independent sales organizations (“ISOs”). ISOs are sales agents authorized by one or more credit card processors to sell processing and acquiring services on their behalf. ISOs facilitate the merchant’s application for processing and acquiring services through approvals, credit checks, guarantees, etc. that are required before the merchant can be approved to accept consumer credit card payments. We act as a purchaser of revenue streams resulting from the relationships between processors and ISOs.

The acquisition of CCI (Note 3) allowed us to expand into an integrated provider of merchant payment processing services and related software products throughout the United States. The Company delivers credit and debit card-based payment processing solutions primarily to small and medium-sized merchants who operate either in physical business environment, over the Internet, or in mobile or wireless settings via cellular-based wireless devices that the Company sells.

Basis of Presentation

Our financial statements include the accounts of the Company and its wholly-owned subsidiary, which acquired a business on March 15, 2013, (Note 3), and the operations of Transaction World Magazine, Inc. (“TWM”), a non-owned but wholly-controlled entity.  TWM is a wholly-owned subsidiary of ART Holdings, Inc. (“ART”) whose two founders, controlling shareholders, directors, and executive officers are directors, executive officers, and significant shareholders of Calpian.  Intercompany accounts and transactions have been eliminated in consolidation.

As a result of completing the fair value appraisal of the assets and liabilities of our equity investee, Digital Payments Processing Limited (“DPPL”), in March 2013, we have retrospectively adjusted our financial statements for the year ended December 31, 2012, to account for the differences between appraised fair values and our preliminary estimates.  The retrospective adjustments reduced our 2012 net loss by $43,794 with increases in our 2012 second and third quarter net losses of $4,965 and $13,745, respectively.  Comprehensive income for 2012 has been retrospectively decreased by $145,717 with the second quarter being decreased by $300,728 and the third quarter being increased by $598,916.  The adjustments decreased the carrying amount of our equity investment, accumulated deficit, and 2012 net loss with no effect on our net loss per share or cash flows.

Use of Estimates

The preparation of our consolidated financial statements in accordance with U.S. generally accepted accounting principles requires us, on an ongoing basis, to make significant estimates and judgments that affect the reported values of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities.  We base our estimates on historical experience and on various other assumptions we believe are reasonable under the circumstances, the results of which form the basis for our conclusions.  Actual results may differ from these estimates under different assumptions or conditions.  Such differences could have a material impact on our future financial position, results of operations, and cash flows.  Significant estimates include future cash flows used in our calculation of residual portfolio amortization, fair values of warrants and equity awards granted, fair value of asset and liabilities acquired in our business acquisition, and the valuation allowance on deferred tax assets and liabilities.

Reclassifications

Certain previously reported amounts have been reclassified to conform to the current presentation.

Foreign Currency Translation

The functional currency of our equity investee is the Indian rupee.  Its assets and liabilities are translated into U.S. dollars at the exchange rates in effect at each balance sheet date, revenues and expenses are translated at quarterly average exchange rates and resulting translation gains or losses are accumulated in other comprehensive loss as a separate component of shareholders’ equity.